As filed with the Securities and Exchange Commission October 14, 2015

File Nos. 002-67052 and 811-03023

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Post-Effective Amendment No. 502

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 503

____________________________________________________________________________________________

FORUM FUNDS

Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Stacy Fuller, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

Copies to:

Zachary R. Tackett
Atlantic Fund Administration, LLC
Three Canal Plaza
Portland, ME 04101

____________________________________________________________________________________________

It is proposed that this filing will become effective:
[ ]	immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[X]	on October 29, 2015, pursuant to Rule 485, paragraph (b)(1)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]	on __________, pursuant to Rule 485, paragraph (a)(1)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]	on , pursuant to Rule 485, paragraph (a)(2)
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FORUM FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A:  The Prospectus for the Absolute Capital Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 483 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on May 15, 2015, accession number 0001435109-14-000425 (“PEA No. 483”).

Part B: The Statement of Additional Information for Absolute Capital Opportunities Fund is incorporated herein by reference to PEA No. 483.

Part C:  Incorporated herein by reference to PEA No. 483.

Signature Page

Explanatory Note

This Post-Effective Amendment No. 502 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until October 29, 2015, the effectiveness of the registration statement for the Absolute Capital Opportunities Fund, filed in Post-Effective Amendment No. 483 on May 15, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.

SIGNATURES

Pursuant to the requirement of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and that is has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine on October 14, 2015.

Forum Funds

/s/ Jessica Chase
Jessica Chase, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on October 14, 2015.

(a)	Principal Executive Officer

/s/ Jessica Chase
Jessica Chase
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Karen Shaw
Karen Shaw
Principal Financial Officer

(c)	A majority of the Trustees

John Y. Keffer, Trustee*
James C. Cheng, Trustee*
J. Michael Parish, Trustee*
Costas Azariadis, Trustee*
David Tucker, Trustee*

By:	/s/ Zachary R. Tackett
Zachary R. Tackett
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.